Shareholders’ Equity (Details)	6 Months Ended
Jun. 30, 2021 $ / shares shares
Shareholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized	5,000,000
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Class A Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, shares authorized	500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Common Stock, voting rights	Holders of the Company’s Class A ordinary shares are entitled to one vote for each share.
Ordinary shares, shares outstanding	5,422,279
Ordinary shares, shares issued	5,422,279
Class A ordinary shares subject to possible redemption	32,837,178
Class B Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, shares authorized	50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Ordinary shares, shares outstanding	9,564,864
Ordinary shares, shares issued	9,564,864